Schedule of Other Income (Expenses) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Reimbursed SPA costs	$ 188	$ 199	$ 472	$ 733	$ 1,172	$ 5,301
Loss from disposal of property and equipment						(586)
Employee retention credit (“ERC”)					299
Other, net	(3)	(35)	(53)	63	81	175
Other income (expense), net	$ 185	$ 164	$ 419	$ 796	$ 1,552	$ 4,890